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                                                            [LOGO OF MetLife(R)]

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277


May 3, 2016

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   MetLife Insurance Company USA and
      MetLife of CT Separate Account Eleven for Variable Annuities File Nos. 333-152192/811-21262
      (MetLife Retirement Account)
      Rule 497(j) Certification
      -------------------------

Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2016 and Statement of Additional Information ("SAI") dated May 1, 2016 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 8 for the Account filed electronically with the Commission on April 6, 2016.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
Michele H. Abate
Vice President and Associate General Counsel
Metropolitan Life Insurance Company